Earnings/(Loss) per share - Schedule of Basic Earnings/(loss) Per Ordinary Share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Earning Per Share [Abstract]
Loss attributable to equity holders of the parent (USD)	$ (2,698,349)	$ (83,227,664)
Weighted average number of ordinary shares outstanding	21,327,560	11,979,363
Basic loss per ordinary share (USD)	$ (0.13)	$ (6.95)